Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000009521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]	13.40%	12.09%	11.17%
Without Sales Load [Member] | C000009521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — Without sales charge
Average Annual Return, Percent		19.06%	13.18%	11.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.87%	13.65%

[1]	Reflects 4.75% front-end sales charge.